Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	PMHG
Entity Registrant Name	Prime Meridian Holding Co
Entity Central Index Key	0001586454
Entity Filer Category	Smaller Reporting Company